Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Disaggregation of Revenue [Abstract]
Schedule of Disaggregation of Revenue

Revenue by Contract Type (in thousands)

	Year Ended December 31,
	2025	2024
Grant revenue	$2,309	$5,756
Remediation, administrative and consulting services and other revenue	3,827	1,297
Total revenue by contract type	$6,136	$7,053

Revenue by Generator (in thousands)

	Year Ended December 31,
	2025		2024
	Domestic	Foreign	Domestic	Foreign
Domestic government	$5,592	$-	$6,481	$-
Domestic commercial	298	-	45	-
Foreign government	-	222	-	501
Foreign commercial	-	24	-	26
Total	$5,890	$246	$6,526	$527

Schedule of Changes in Contract Assets

Contract Assets (in thousands)

Amount
Balance as of January 1, 2023	$346
Add: Revenue earned but not yet billed	2,420
Less: Billed and transferred to receivables	(2,655)
Balance as of December 31, 2024	$111
Add: Revenue earned but not yet billed	4,112
Less: Billed and transferred to receivables	(3,948)
Balance as of December 31, 2025	$275

Schedule of Allowances for Credit Losses

An allowance of $118 thousand and $128 thousand has been recorded as of December 31, 2025 and December 31, 2024, respectively.

Amount
Balance, January 1, 2023	$149
Add: Additions	-
Less: Write-offs and Recoveries	(21)
Balance, December 31, 2024	$128
Add: Additions	33
Less: Write-offs and Recoveries	(43)
Balance, December 31, 2025	$118